Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks— 97.8% of Net Assets
	Aerospace & Defense — 9.4%
24,354	ATI, Inc.(a)	$4,800,173
24,174	BWX Technologies, Inc.	4,705,469
33,743	Hexcel Corp.	3,376,325
36,117	Karman Holdings, Inc.(a)	1,802,961
59,752	Leonardo DRS, Inc.	2,549,618
28,851	Loar Holdings, Inc.(a)	2,325,679
15,918	VSE Corp.	3,637,263
		23,197,488
	Air Freight & Logistics — 0.8%
36,362	GXO Logistics, Inc.(a)	1,843,553
	Automobile Components — 0.6%
14,731	LCI Industries	1,559,718
	Banks — 3.9%
38,690	Axos Financial, Inc.(a)	3,768,019
38,134	First Bancorp/Southern Pines NC	2,437,907
31,704	Texas Capital Bancshares, Inc.	3,273,755
		9,479,681
	Biotechnology — 10.0%
81,859	Alkermes PLC(a)	4,289,002
10,270	Ascendis Pharma AS(a)	2,739,214
18,022	Natera, Inc.(a)	4,892,072
23,778	Neurocrine Biosciences, Inc.(a)	4,007,425
30,666	PTC Therapeutics, Inc.(a)	2,501,426
62,727	Travere Therapeutics, Inc.(a)	3,563,521
26,203	Twist Bioscience Corp.(a)	2,695,765
		24,688,425
	Building Products — 0.6%
9,551	Advanced Drainage Systems, Inc.	1,499,125
	Capital Markets — 3.0%
31,978	Jefferies Financial Group, Inc.	1,598,260
33,779	Stifel Financial Corp.	2,356,761
28,221	StoneX Group, Inc.(a)	3,344,189
		7,299,210
	Chemicals — 1.8%
54,662	Element Solutions, Inc.	2,610,110
15,072	Sensient Technologies Corp.	1,858,227
		4,468,337
	Commercial Services & Supplies — 0.7%
18,400	Casella Waste Systems, Inc., Class A(a)	1,784,248
	Communications Equipment — 1.0%
5,061	Ciena Corp.(a)	2,482,724
	Construction & Engineering — 2.1%
60,183	Centuri Holdings, Inc.(a)	1,819,934
39,417	Legence Corp., Class A(a)	3,359,511
		5,179,445
	Construction Materials — 0.9%
81,879	James Hardie Industries PLC(a)	2,143,592
	Consumer Finance — 2.2%
22,340	Enova International, Inc.(a)	5,377,908
	Consumer Staples Distribution & Retail — 2.7%
4,677	Casey's General Stores, Inc.	3,717,233
26,117	Performance Food Group Co.(a)	2,919,619
		6,636,852
Shares	Description	Value (†)
	Diversified Consumer Services — 2.9%
108,856	Laureate Education, Inc.(a)	$3,953,650
77,164	Universal Technical Institute, Inc.(a)	3,300,304
		7,253,954
	Electrical Equipment — 2.0%
17,178	Generac Holdings, Inc.(a)	5,029,890
	Electronic Equipment, Instruments & Components — 3.0%
14,623	Advanced Energy Industries, Inc.	5,452,478
105,025	Mirion Technologies, Inc.(a)	1,883,098
		7,335,576
	Energy Equipment & Services — 2.9%
43,178	Archrock, Inc.	1,757,776
122,581	Flowco Holdings, Inc., Class A	2,615,879
110,240	Innovex International, Inc.(a)	2,733,952
		7,107,607
	Health Care Equipment & Supplies — 2.9%
23,794	Establishment Labs Holdings, Inc.(a)	2,041,763
23,796	Glaukos Corp.(a)	3,325,729
14,588	IRhythm Holdings, Inc.(a)	1,735,243
		7,102,735
	Health Care Providers & Services — 7.8%
90,851	Alignment Healthcare, Inc.(a)	2,163,162
55,975	BrightSpring Health Services, Inc.(a)	3,903,697
32,395	HealthEquity, Inc.(a)	2,925,916
48,169	Hinge Health, Inc., Class A(a)	3,998,027
250,700	LifeStance Health Group, Inc.(a)	2,684,997
135,064	Privia Health Group, Inc.(a)	3,475,197
		19,150,996
	Hotels, Restaurants & Leisure — 3.3%
118,982	Life Time Group Holdings, Inc.(a)	4,859,225
17,357	Texas Roadhouse, Inc.	3,353,893
		8,213,118
	Insurance — 1.0%
11,277	Reinsurance Group of America, Inc.	2,398,054
	Leisure Products — 1.6%
24,318	Brunswick Corp.	2,048,549
106,666	Callaway Golf Co.(a)	2,004,254
		4,052,803
	Life Sciences Tools & Services — 3.2%
29,768	Bio-Techne Corp.	2,103,109
13,908	Charles River Laboratories International, Inc.(a)	3,154,195
19,317	Repligen Corp.(a)	2,635,612
		7,892,916
	Machinery — 7.8%
15,487	Crane Co.	3,454,685
26,638	Federal Signal Corp.	3,422,717
43,690	Flowserve Corp.	3,240,051
20,074	ITT, Inc.	3,969,834
7,968	RBC Bearings, Inc.(a)	5,131,870
		19,219,157
	Oil, Gas & Consumable Fuels — 1.0%
98,316	Magnolia Oil & Gas Corp., Class A	2,514,923
	Pharmaceuticals — 1.4%
13,922	Jazz Pharmaceuticals PLC(a)	3,354,784

Shares	Description	Value (†)
	Professional Services — 1.5%
4,587	CACI International, Inc., Class A(a)	$2,124,974
15,163	Paylocity Holding Corp.(a)	1,584,988
		3,709,962
	Semiconductors & Semiconductor Equipment — 11.1%
95,187	Allegro MicroSystems, Inc.(a)	6,626,919
15,674	Diodes, Inc.(a)	1,715,363
12,483	MKS, Inc.	5,552,438
8,652	Nova Ltd.(a)	4,697,517
37,299	Power Integrations, Inc.	3,124,164
23,977	Rambus, Inc.(a)	3,182,707
14,950	Semtech Corp.(a)	2,419,658
		27,318,766
	Software — 4.7%
8,076	Appfolio, Inc., Class A(a)	1,294,987
10,702	Guidewire Software, Inc.(a)	1,316,881
7,861	HubSpot, Inc.(a)	1,434,711
9,083	InterDigital, Inc.	2,571,670
25,947	ServiceTitan, Inc., Class A(a)	1,834,712
43,420	Trimble, Inc.(a)	2,222,236
20,379	Workiva, Inc.(a)	988,585
		11,663,782
	Total Common Stocks (Identified Cost $173,871,829)	240,959,329

Principal Amount	Description	Value (†)
Short-Term Investments — 2.7%
$6,651,536
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 6/30/2026 at 2.150% to
be repurchased at $6,651,933 on 7/01/2026
collateralized by $6,779,700 U.S. Treasury Note,
3.625% due 3/31/2028 valued at $6,784,755 including
accrued interest(b)
(Identified Cost $6,651,536)
		$6,651,536
	Total Investments — 100.5% (Identified Cost $180,523,365)	247,610,865
	Other assets less liabilities — (0.5)%	(1,323,491)
	Net Assets — 100.0%	$246,287,374

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$240,959,329	$ —	$ —	$240,959,329
Short-Term Investments	—	6,651,536	—	6,651,536
Total Investments	$240,959,329	$6,651,536	$—	$247,610,865

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.